Other non-current financial liabilities - Disclosure of Reconciliation of Put Options Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial liabilities [line items]
Non-current portion	€ 3,596	€ 15,419
Current portion	19,227	22,589
Put options | Financial liabilities at fair value through profit or loss | Recurring fair value measurement
Disclosure of financial liabilities [line items]
Put options, beginning balance	15,419	7,423
Acquisition of subsidiaries	0	6,792
Changes in fair value recognized in income statement	(10,472)	1,925
Derecognition of options	0	(895)
Exchange differences	(557)	174
Put options, ending balance	4,390	15,419
Non-current portion	3,596	15,419
Current portion	€ 794	€ 0